Other non-current assets - Summary of Other Non-current Assets (Details) € in Millions, $ in Millions	Mar. 29, 2022 USD ($)	Jan. 07, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Other Non Current Assets [Line Items]
Other financial assets at fair value through profit or loss			€ 823	€ 902	€ 890
Pre-funded pension obligations			269	408	177
Long-term prepaid expenses			286	59	92
Long-term loans and advances and other non-current receivables			452	485	537
Derivative financial instruments			0	3	24
Other non-current assets			3,095	3,127	2,734	[1]
Non-current finance lease receivables			164
Non-current finance lease receivables, gross			227
Exscientia
Disclosure Of Other Non Current Assets [Line Items]
Upfront payment | $		$ 100
IGM Biosciences, Inc
Disclosure Of Other Non Current Assets [Line Items]
Upfront payment | $	$ 150
Trading equity securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			936	823	588
Debt securities
Disclosure Of Other Non Current Assets [Line Items]
Fair value through other comprehensive income			€ 329	€ 447	€ 426

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.